3. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of provision for income taxes
	2012	2011
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

Schedule of deferred tax assets and liabilities
	YEARS ENDED DECEMBER 31,
	2012	2011

Deferred Tax Assets:
Net operating loss carry-forwards	4,445,000	$2,808,000
Stock based compensation	1,940,000	1,276,000
Allowance for doubtful accounts	8.000	8,000
Deferred Tax Assets	6,393,000	4,092,000
Less Valuation Allowance	6,393,000	4,092,000
Net Deferred Tax Asset	$–	$–

Schedule of federal statutory rate
	YEARS ENDED DECEMBER 31,
	2012		2011

Federal Statutory Tax Rate	34.00%		34.00%
State Taxes, net of Federal benefit	6.00%		6.00%
Change in Valuation Allowance	(40.00%	)	(40.00%	)
Total Tax Expense	0.00%		0.00%